Related party disclosure	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Related party disclosure

27.      Related party disclosure

Transactions with related entities -

During the years 2018, 2017 and 2016, the Company carried out the following transactions with its parent company Inversiones ASPI S.A. and its affiliates:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Income
Inversiones ASPI S.A. (ASPI)
Income from office lease	12	12	13
Fees for management and administrative services	548	595	1,095

Servicios Corporativos Pacasmayo S.A.C. (Sercopa)
Income from office lease	—	3	13
Fees for management and administrative services	—	2	8

Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 29	339	336	326
Income from office lease	318	315	348

Fossal S.A.A. (Fossal)
Income from office lease	12	16	—
Fees for management and administrative services	42	46	—

Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	26	40	—
Fees for management and administrative services	1,175	917	—

Expense
Security services provided by Compañía Minera Ares	2,059	1,195	1,301

Other
Investment shares on Fossal S.A.A. from spin-off, note 1.3 and 9	—	21,206	—

As a result of these transactions, the Company had the following rights and obligations with Inversiones ASPI S.A. and its affiliates as of December 31, 2018 and 2017:

	2018		2017
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Fosfatos del Pacífico S.A.	1,487	—	—	—
Inversiones ASPI S.A.	1,240	—	641	—
Compañía Minera Ares S.A.C.	242	209	339	516
Otros	240	—	392	—

	3,209	209	1,372	516

Terms and conditions of transactions with related parties -

The sales to and purchases from related parties are made on terms equivalent to those that prevail in arm’s length transactions. Outstanding balances with related parties at the year-end are unsecured and interest free and settlement occurs in cash. For the years ended as of December 31, 2018, 2017 and 2016, the Group has not recorded the allowance for expected credit losses relating to amounts owed by relating parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

 Compensation of key management personnel of the Group –

The compensation paid to key management personnel includes expenses for profit-sharing, compensation and other concepts for members of the Board of Directors and the key management. As of December 31, 2018, the total short-term compensations amounted to S/24,129,000 (2017: S/22,705,000, 2016: S/21,752,000) and the total long-term compensations amounted to S/9,495,000 (2017: S/11,401,000, 2016: S/16,088,000). The Company does not compensate Management with post-employment or contract termination benefits or share-based payments.